INCOME TAX - Components of the income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Current period income tax	$ 1,564,056	$ 1,746,881	$ 1,276,458
Income tax surcharge		95,630	151,980
Subtotal current period taxes	1,564,056	1,842,511	1,428,438
Prior years adjustments	(16,931)	(74,230)	(117,568)
Adjustment due to settlement of uncertain tax positions form prior years	(22,113)	24,277	(7,367)
Deferred taxes current period	647,718	357,032	449,291
Deferred taxes - Prior years adjustments	(86,473)
Subtotal deferred taxes	561,245	357,032	449,291
Total tax expense	$ 2,086,257	$ 2,149,590	$ 1,752,794